Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PG&E CORPORATION
Amendment Flag	false
Entity Central Index Key	0001004980
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PG&E CORPORATION
Amendment Flag	false
Entity Central Index Key	0001004980
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PG&E CORPORATION
Amendment Flag	false
Entity Central Index Key	0001004980